Trade and other payables: amounts falling due within one year (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year[1]:

	2023	2022
	£m	£m
Trade payables	10,825.7	11,182.3
Payments due to vendors (earnout agreements)	73.3	62.0
Liabilities in respect of put option agreements with vendors	13.6	18.8
Fair value of derivatives	1.8	58.0
Other creditors and accruals[2]	2,408.7	2,914.8
	13,323.1	14,235.9
Note
[1] Deferred income was previously presented in Trade and other payables.
[2] This balance includes staff costs, indirect taxes payable and other individually not material items.
The following are included in trade and other payables falling due after more than one year:

	2023	2022
	£m	£m
Payments due to vendors (earnout agreements)	125.4	98.1
Liabilities in respect of put option agreements with vendors	90.0	323.3
Fair value of derivatives	1.2	—
Other creditors and accruals	66.2	69.5
	282.8	490.9